Loans and Allowance for Credit Losses (Roll-forward of Accrual TDRs and Other Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Accrual TDRs:
Balance at beginning of fiscal year		¥ 819,819	[1]	¥ 613,844	[1]	¥ 867,090
Additions (new accrual TDR status)	[1]	144,368		492,269		175,178
Transfers to other impaired loans (including nonaccrual TDRs)		(25,122)		(40,182)		(164,016)
Loans sold		(39,378)		(1,637)		(9)
Principal payments and other		(229,432)		(244,475)		(264,399)
Balance at end of fiscal year	[1]	670,255		819,819		613,844
Other impaired loans (including nonaccrual TDRs):
Balance at beginning of fiscal year		896,031	[1]	1,111,306	[1]	819,716
Additions (new other impaired loans (including nonaccrual TDRs) status)	[1],[2]	281,275		541,789		617,481
Charge-off		(98,355)		(106,097)		(65,198)
Transfers to accrual TDRs		(43,858)		(333,478)		(32,190)
Loans sold		(31,581)		(44,984)		(12,224)
Principal payments and other		(342,644)		(272,505)		(216,279)
Balance at end of fiscal year	[1]	660,868		896,031		1,111,306
Card [Member]
Accrual TDRs:
Balance at beginning of fiscal year		32,564
Balance at end of fiscal year		28,541		32,564
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		12,002		11,699		10,954
MUAH [Member]
Accrual TDRs:
Balance at beginning of fiscal year		24,708
Balance at end of fiscal year		39,333		24,708
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		12,799		25,023		19,725
Krungsri [Member]
Accrual TDRs:
Balance at beginning of fiscal year		23,588
Balance at end of fiscal year		24,899		23,588
Lease receivables reported as accrual TDRs but excluded from "Additions" as impaired loans		1,809		875		3,124
Lease receivables excluded from accrual TDRs as impaired loans		4,282		4,065		4,172
Other impaired loans (including nonaccrual TDRs):
Lease receivables reported as nonaccrual TDRs but excluded from "Additions" as impaired loans		113		74		240
Lease receivables excluded from other impaired loans		1,286		389		567
Additions of nonaccrual TDRs		¥ 12,280		¥ 7,471		¥ 7,989

[1]	For the fiscal year ended March 31, 2016, lease receivables of ¥3,124 million and ¥240 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,172 million and ¥567 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2016. For the fiscal year ended March 31, 2017, lease receivables of ¥875 million and ¥74 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,065 million and ¥389 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2017. For the fiscal year ended March 31, 2018, lease receivables of ¥1,809 million and ¥113 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,282 million and ¥1,286 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2018.
[2]	Included in the additions of other impaired loans for the fiscal years ended March 31, 2016, 2017 and 2018 are nonaccrual TDRs as follows: ¥10,954 million, ¥11,699 million and ¥12,002 million-Card; ¥19,725 million, ¥25,023 million and ¥12,799 million-MUFG Americas Holdings; and ¥7,989 million, ¥7,471 million and ¥12,280 million-Krungsri, respectively.